 SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 ____________________ FORM 13F FORM 13F COVER PAGE Report for the Calendar Year or Quarter Ended: March 31, 2008 Check here if Amendment [ ]; Amendment Number: This Amendment (Check only one.): [ ] is a restatment [ ] adds new holdings entries Institutional Investment Manager Filing this Report: Name: TD Banknorth, N.A. Address: ONE Portland Square P.O. Box 9540 Portland, Maine 04101 Form 13F File Number: The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and com- plete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager: Name: Paul Butler Title: Vice President Phone: 802-257-6557 Signature, Place, and Date of Signing: Paul H. Butler Brattleboro, Vermont April 14, 2008 Report Type (Check only one.): [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.) [ ] 13F Notice. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).) [ ] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).) FORM 13F SUMMARY PAGE Report Summary: Number of Other Included Managers: 0 Form 13F Information Table Entry Total: 716 Form 13F Information Table Value Total: 2,017,695 (thousands) List of Other Included Managers: NONE ASSETS AS OF 03/31/08 REPORT PTR289 37 TD BANKNORTH WEALTH MANAGEMENT SECURITIES AND EXCHANGE COMMISSION FORM 13f AS OF 03/31/08 INVESTMENT MARKET DISCRETION VOTING AUTHORITY VALUE SHS OR PUT SOLE SHR OTH OTH SOLE SHARED NONE NAME OF ISSUER TITLE OF CLASS CUSIP (X$1000) PRN AMT CALL (A) (B) (C) MGR (A) (B) (C) ACE LTD ORD G0070K103 704 12,780 SH X 12,480 300 ACE LTD ORD G0070K103 226 4,110 SH X 4,110 AMDOCS LTD ORD G02602103 1,338 47,188 SH X 45,168 2,020 AMDOCS LTD ORD G02602103 255 9,000 SH X 8,875 125 FRONTLINE LTD SHS G3682E127 179 3,900 SH X 3,500 400 FRONTLINE LTD SHS G3682E127 33 715 SH X 715 GARMIN LTD ORD G37260109 1,330 24,623 SH X 22,803 1,820 GARMIN LTD ORD G37260109 85 1,571 SH X 1,571 RENAISSANCERE HOLDINGS LTD COM G7496G103 8,835 170,204 SH X 154,039 175 15,990 RENAISSANCERE HOLDINGS LTD COM G7496G103 122 2,359 SH X 1,495 864 SEAGATE TECHNOLOGY SHS G7945J104 223 10,664 SH X 264 10,400 TRANSOCEAN INC NEW SHS G90073100 192 1,418 SH X 741 139 538 TRANSOCEAN INC NEW SHS G90073100 22 160 SH X 160 WILLIS GROUP HOLDINGS LTD SHS G96655108 390 11,590 SH X 11,590 WILLIS GROUP HOLDINGS LTD SHS G96655108 16 490 SH X 490 HECKLER ELECTRIC COMPANY HEC999010 453 29 SH X 29 ALCON INC COM SHS H01301102 168 1,180 SH X 1,180 ALCON INC COM SHS H01301102 36 250 SH X 250 LOGITECH INTL S A SHS H50430232 2,469 97,047 SH X 86,851 280 9,916 LOGITECH INTL S A SHS H50430232 284 11,158 SH X 8,720 778 1,660 ZWEIG TOTAL RETURN FUND FRAC KJK837109 0 50,125 SH X 50,125 RIVERDALE AVENUE REAL ESTATE LP2406017 249 2 SH X 2 E.M. HAYES INC. SU2222ME8 208 25 SH X 25 AFLAC INC COM 001055102 4,744 73,036 SH X 69,516 3,520 AFLAC INC COM 001055102 1,177 18,118 SH X 17,518 600 AT&T INC COM 00206R102 10,693 279,201 SH X 250,365 28,836 AT&T INC COM 00206R102 4,069 106,252 SH X 91,789 3,200 11,263 ABBOTT LABS COM 002824100 4,366 79,168 SH X 67,778 11,390 ABBOTT LABS COM 002824100 1,735 31,451 SH X 18,336 575 12,540 ABERCROMBIE & FITCH CO CL A 002896207 287 3,930 SH X 1,880 2,050 ABERCROMBIE & FITCH CO CL A 002896207 17 235 SH X 235 ADOBE SYS INC COM 00724F101 8,441 237,165 SH X 228,945 8,220 ADOBE SYS INC COM 00724F101 863 24,249 SH X 23,849 250 150 AGILENT TECHNOLOGIES INC COM 00846U101 169 5,658 SH X 2,558 3,100 AGILENT TECHNOLOGIES INC COM 00846U101 45 1,525 SH X 1,525 AIR PRODS & CHEMS INC COM 009158106 3,600 39,131 SH X 37,926 1,205 AIR PRODS & CHEMS INC COM 009158106 1,074 11,672 SH X 11,322 150 200 ALCOA INC COM 013817101 803 22,257 SH X 21,396 861 ALCOA INC COM 013817101 336 9,310 SH X 6,720 2,590 ALCATEL-LUCENT SPONSORED ADR 013904305 60 10,343 SH X 10,343 ALCATEL-LUCENT SPONSORED ADR 013904305 2 358 SH X 358 ALLIANCEBERNSTEIN HOLDING LP UNIT LTD PARTN 01881G106 600 9,470 SH X 7,570 1,900 ALLIANCEBERNSTEIN HOLDING LP UNIT LTD PARTN 01881G106 16 250 SH X 250 ALLSTATE CORP COM 020002101 205 4,258 SH X 4,258 ALLSTATE CORP COM 020002101 130 2,699 SH X 2,513 186 ALTRIA GROUP INC COM 02209S103 1,282 57,740 SH X 52,305 110 5,325 ALTRIA GROUP INC COM 02209S103 503 22,642 SH X 10,002 12,640 AMERICA MOVIL SAB DE CV SPON ADR L SHS 02364W105 402 6,312 SH X 6,312 AMERICA MOVIL SAB DE CV SPON ADR L SHS 02364W105 140 2,200 SH X 2,200 AMERICAN EAGLE OUTFITTERS NE COM 02553E106 1,574 89,872 SH X 84,892 4,980 AMERICAN EAGLE OUTFITTERS NE COM 02553E106 9 515 SH X 515 AMERICAN EXPRESS CO COM 025816109 19,841 453,827 SH X 422,716 225 30,886 AMERICAN EXPRESS CO COM 025816109 2,682 61,335 SH X 56,943 482 3,910 AMERICAN INTL GROUP INC COM 026874107 15,450 357,221 SH X 324,236 334 32,651 AMERICAN INTL GROUP INC COM 026874107 2,601 60,146 SH X 50,040 657 9,449 AMERICAN SCIENCE & ENGR INC COM 029429107 317 5,800 SH X 5,800 AMERIPRISE FINL INC COM 03076C106 58 1,116 SH X 1,036 80 AMERIPRISE FINL INC COM 03076C106 312 6,021 SH X 6,021 AMETEK INC NEW COM 031100100 481 10,963 SH X 9,314 1,649 AMETEK INC NEW COM 031100100 50 1,140 SH X 1,140 AMGEN INC COM 031162100 7,979 190,982 SH X 166,572 120 24,290 AMGEN INC COM 031162100 748 17,911 SH X 12,308 163 5,440 ANADARKO PETE CORP COM 032511107 3,829 60,748 SH X 54,148 6,600 ANADARKO PETE CORP COM 032511107 744 11,802 SH X 8,748 500 2,554 ANALOG DEVICES INC COM 032654105 1,348 45,666 SH X 42,561 190 2,915 ANALOG DEVICES INC COM 032654105 104 3,525 SH X 2,820 705 ANHEUSER BUSCH COS INC COM 035229103 9,003 189,746 SH X 173,836 225 15,685 ANHEUSER BUSCH COS INC COM 035229103 758 15,968 SH X 13,733 280 1,955 APACHE CORP COM 037411105 31,574 261,332 SH X 239,701 200 21,431 APACHE CORP COM 037411105 967 8,002 SH X 7,076 926 APOLLO GROUP INC CL A 037604105 7,333 169,755 SH X 154,933 185 14,637 APOLLO GROUP INC CL A 037604105 186 4,311 SH X 3,400 911 APPLE INC COM 037833100 284 1,982 SH X 1,587 250 145 APPLE INC COM 037833100 398 2,775 SH X 2,650 125 APPLIED MATLS INC COM 038222105 793 40,666 SH X 32,366 8,300 APPLIED MATLS INC COM 038222105 209 10,730 SH X 9,430 1,300 ARCHER DANIELS MIDLAND CO COM 039483102 12 300 SH X 300 ARCHER DANIELS MIDLAND CO COM 039483102 251 6,105 SH X 5,105 1,000 ARROW FINL CORP COM 042744102 325 14,436 SH X 14,000 436 AUTODESK INC COM 052769106 13,723 435,927 SH X 410,280 405 25,242 AUTODESK INC COM 052769106 775 24,603 SH X 22,208 426 1,969 AUTOMATIC DATA PROCESSING IN COM 053015103 7,503 176,994 SH X 167,939 165 8,890 AUTOMATIC DATA PROCESSING IN COM 053015103 2,535 59,801 SH X 49,027 1,064 9,710 AVERY DENNISON CORP COM 053611109 202 4,099 SH X 2,199 1,900 AVERY DENNISON CORP COM 053611109 103 2,100 SH X 2,100 AVON PRODS INC COM 054303102 11,307 285,967 SH X 257,567 100 28,300 AVON PRODS INC COM 054303102 1,006 25,435 SH X 24,528 907 BB&T CORP COM 054937107 533 16,611 SH X 13,461 3,150 BB&T CORP COM 054937107 263 8,192 SH X 7,992 200 BJ SVCS CO COM 055482103 1,994 69,941 SH X 68,571 1,370 BJ SVCS CO COM 055482103 283 9,920 SH X 9,920 BP PLC SPONSORED ADR 055622104 4,614 76,081 SH X 73,928 2,153 BP PLC SPONSORED ADR 055622104 2,509 41,365 SH X 40,030 100 1,235 BP PRUDHOE BAY RTY TR UNIT BEN INT 055630107 204 2,190 SH X 2,190 BANK OF AMERICA CORPORATION COM 060505104 30,131 794,812 SH X 737,881 334 56,597 BANK OF AMERICA CORPORATION COM 060505104 5,508 145,289 SH X 124,765 1,808 18,716 BANK OF NEW YORK MELLON CORP COM 064058100 1,099 26,342 SH X 25,241 1,101 BANK OF NEW YORK MELLON CORP COM 064058100 790 18,930 SH X 10,883 612 7,435 BARCLAYS PLC ADR 06738E204 13,164 363,658 SH X 337,706 370 25,582 BARCLAYS PLC ADR 06738E204 902 24,920 SH X 15,865 885 8,170 BARD C R INC COM 067383109 5,176 53,696 SH X 52,506 1,190 BARD C R INC COM 067383109 549 5,696 SH X 5,696 BARON ASSET FD SH BEN INT 068278100 336 5,978 SH X 5,978 BARON ASSET FD SH BEN INT 068278100 9 163 SH X 163 BAXTER INTL INC COM 071813109 560 9,690 SH X 9,610 80 BAXTER INTL INC COM 071813109 713 12,326 SH X 10,116 110 2,100 BEA SYS INC COM 073325102 249 13,000 SH X 13,000 BEA SYS INC COM 073325102 11 600 SH X 600 BECTON DICKINSON & CO COM 075887109 8,380 97,613 SH X 93,222 4,391 BECTON DICKINSON & CO COM 075887109 1,519 17,690 SH X 17,300 390 BEMIS INC COM 081437105 2,447 96,232 SH X 91,652 220 4,360 BEMIS INC COM 081437105 703 27,645 SH X 23,825 3,820 BERKSHIRE HATHAWAY INC DEL CL A 084670108 267 2 SH X 2 BERKSHIRE HATHAWAY INC DEL CL A 084670108 1,601 12 SH X 12 BERKSHIRE HATHAWAY INC DEL CL B 084670207 1,861 416 SH X 415 1 BERKSHIRE HATHAWAY INC DEL CL B 084670207 935 209 SH X 204 5 BEST BUY INC COM 086516101 2,763 66,644 SH X 60,719 170 5,755 BEST BUY INC COM 086516101 607 14,649 SH X 13,959 690 BHP BILLITON LTD SPONSORED ADR 088606108 6,451 97,960 SH X 88,030 9,930 BHP BILLITON LTD SPONSORED ADR 088606108 660 10,020 SH X 8,520 1,500 BLACK & DECKER CORP COM 091797100 403 6,103 SH X 4,879 1,224 BLACK & DECKER CORP COM 091797100 34 510 SH X 510 BOEING CO COM 097023105 1,967 26,452 SH X 23,307 40 3,105 BOEING CO COM 097023105 693 9,318 SH X 6,898 2,420 BRANDYWINE BLUE FD INC COM 10532B101 364 11,765 SH X 11,765 BRANDYWINE BLUE FD INC COM 10532B101 3 110 SH X 110 BRINKER INTL INC COM 109641100 684 36,851 SH X 36,101 750 BRINKER INTL INC COM 109641100 229 12,352 SH X 12,352 BRISTOL MYERS SQUIBB CO COM 110122108 2,449 114,998 SH X 107,070 7,928 BRISTOL MYERS SQUIBB CO COM 110122108 2,513 117,976 SH X 112,856 5,120 BROWN FORMAN CORP CL B 115637209 734 11,078 SH X 10,378 110 590 BROWN FORMAN CORP CL B 115637209 50 755 SH X 310 125 320 BUCKEYE PARTNERS L P UNIT LTD PARTN 118230101 203 4,400 SH X 400 2,000 2,000 BURLINGTON NORTHN SANTA FE C COM 12189T104 325 3,523 SH X 3,523 CIGNA CORP COM 125509109 531 13,080 SH X 13,080 CIGNA CORP COM 125509109 376 9,264 SH X 9,264 CSX CORP COM 126408103 196 3,500 SH X 3,500 CSX CORP COM 126408103 56 1,000 SH X 1,000 CVS CAREMARK CORPORATION COM 126650100 14,081 347,591 SH X 331,877 75 15,639 CVS CAREMARK CORPORATION COM 126650100 2,580 63,677 SH X 59,486 294 3,897 CA INC COM 12673P105 256 11,388 SH X 11,388 CADBURY SCHWEPPES PLC ADR 127209302 1,348 30,474 SH X 29,464 1,010 CADBURY SCHWEPPES PLC ADR 127209302 323 7,305 SH X 4,705 200 2,400 CAPSTONE MNG CORP COM 14068G104 56 18,000 SH X 18,000 CARDINAL HEALTH INC COM 14149Y108 119 2,264 SH X 1,524 740 CARDINAL HEALTH INC COM 14149Y108 122 2,318 SH X 2,318 CARLISLE COS INC COM 142339100 683 20,416 SH X 16,996 160 3,260 CARLISLE COS INC COM 142339100 76 2,285 SH X 1,845 440 CARLYLE PARTNERS III L.P. 143095305 303 9 SH X 9 CARMAX INC COM 143130102 277 14,267 SH X 14,267 CARNIVAL CORP PAIRED CTF 143658300 855 21,111 SH X 18,146 75 2,890 CARNIVAL CORP PAIRED CTF 143658300 258 6,385 SH X 6,185 200 CATERPILLAR INC DEL COM 149123101 1,342 17,143 SH X 13,768 3,375 CATERPILLAR INC DEL COM 149123101 377 4,820 SH X 1,820 3,000 CEMEX SAB DE CV SPON ADR NEW 151290889 3,653 139,864 SH X 130,441 210 9,213 CEMEX SAB DE CV SPON ADR NEW 151290889 73 2,788 SH X 1,842 946 CHEVRON CORP NEW COM 166764100 23,236 272,212 SH X 247,536 160 24,516 CHEVRON CORP NEW COM 166764100 2,952 34,585 SH X 26,519 988 7,078 CHUBB CORP COM 171232101 92 1,853 SH X 1,853 CHUBB CORP COM 171232101 139 2,800 SH X 2,800 CHURCH & DWIGHT INC COM 171340102 7,402 136,461 SH X 128,389 50 8,022 CHURCH & DWIGHT INC COM 171340102 912 16,810 SH X 16,713 97 CIMAREX ENERGY CO COM 171798101 10,847 198,152 SH X 177,837 200 20,115 CIMAREX ENERGY CO COM 171798101 34 625 SH X 625 CISCO SYS INC COM 17275R102 24,800 1,029,483 SH X 942,888 805 85,790 CISCO SYS INC COM 17275R102 3,732 154,920 SH X 118,092 1,768 35,060 CITIGROUP INC COM 172967101 12,457 581,542 SH X 518,334 600 62,608 CITIGROUP INC COM 172967101 1,301 60,721 SH X 41,462 900 18,359 CITIZENS COMMUNICATIONS CO COM 17453B101 162 15,448 SH X 15,448 CLOROX CO DEL COM 189054109 176 3,104 SH X 3,104 CLOROX CO DEL COM 189054109 276 4,872 SH X 4,247 625 COACH INC COM 189754104 740 24,551 SH X 23,946 605 COACH INC COM 189754104 31 1,025 SH X 1,025 COCA COLA CO COM 191216100 3,162 51,944 SH X 46,406 5,538 COCA COLA CO COM 191216100 2,339 38,424 SH X 31,789 1,000 5,635 COGNIZANT TECHNOLOGY SOLUTIO CL A 192446102 8,375 290,508 SH X 272,565 17,943 COGNIZANT TECHNOLOGY SOLUTIO CL A 192446102 149 5,180 SH X 4,680 500 COLGATE PALMOLIVE CO COM 194162103 7,103 91,169 SH X 80,699 10,470 COLGATE PALMOLIVE CO COM 194162103 1,655 21,239 SH X 19,119 2,120 COMCAST CORP NEW CL A 20030N101 182 9,433 SH X 9,394 39 COMCAST CORP NEW CL A 20030N101 66 3,433 SH X 1,888 1,545 COMMERCE BANCORP INC NJ COM 200519106 139 3,977 SH X 3,977 COMMERCE BANCORP INC NJ COM 200519106 149 4,245 SH X 4,245 COMPANHIA VALE DO RIO DOCE SPONSORED ADR 204412209 268 7,750 SH X 7,750 COMPUTER SCIENCES CORP COM 205363104 282 6,912 SH X 6,622 290 COMPUTER SCIENCES CORP COM 205363104 16 390 SH X 130 150 110 CONOCOPHILLIPS COM 20825C104 16,691 219,019 SH X 199,418 274 19,327 CONOCOPHILLIPS COM 20825C104 1,935 25,388 SH X 19,836 300 5,252 CONSOLIDATED EDISON INC COM 209115104 291 7,329 SH X 3,129 4,200 CONSOLIDATED EDISON INC COM 209115104 65 1,632 SH X 1,632 CONSTELLATION BRANDS INC CL A 21036P108 1,869 105,796 SH X 105,011 785 CONSTELLATION BRANDS INC CL A 21036P108 492 27,860 SH X 24,060 3,800 CONSTELLATION ENERGY GROUP I COM 210371100 464 5,261 SH X 5,261 CONSTELLATION ENERGY GROUP I COM 210371100 106 1,200 SH X 600 600 CORNING INC COM 219350105 77 3,214 SH X 1,814 1,400 CORNING INC COM 219350105 137 5,700 SH X 5,100 600 CORPORATE EXECUTIVE BRD CO COM 21988R102 1,394 34,427 SH X 33,432 995 CORPORATE EXECUTIVE BRD CO COM 21988R102 56 1,380 SH X 1,245 135 COSTCO WHSL CORP NEW COM 22160K105 2,857 43,976 SH X 41,310 130 2,536 COSTCO WHSL CORP NEW COM 22160K105 310 4,768 SH X 2,708 535 1,525 COURIER CORP COM 222660102 760 30,447 SH X 30,447 COVANCE INC COM 222816100 375 4,524 SH X 3,944 580 COVANCE INC COM 222816100 33 400 SH X 100 300 CREDIT SUISSE ASSET MGMT INC COM 224916106 50 14,850 SH X 14,850 DNP SELECT INCOME FD COM 23325P104 68 6,264 SH X 2,964 3,300 DNP SELECT INCOME FD COM 23325P104 95 8,680 SH X 2,000 6,680 DANAHER CORP DEL COM 235851102 17,341 228,086 SH X 219,600 100 8,386 DANAHER CORP DEL COM 235851102 1,668 21,937 SH X 21,525 142 270 DAVIS NY VENTURE FD INC CL Y 239080401 20,951 569,936 SH X 533,957 1,197 34,781 DAVIS NY VENTURE FD INC CL Y 239080401 1,066 29,008 SH X 20,771 1,156 7,080 DEERE & CO COM 244199105 1,623 20,174 SH X 16,942 3,232 DEERE & CO COM 244199105 487 6,060 SH X 4,760 1,300 DELL INC COM 24702R101 277 13,889 SH X 13,749 140 DELL INC COM 24702R101 107 5,355 SH X 4,855 500 DENTSPLY INTL INC NEW COM 249030107 8,176 211,813 SH X 200,478 11,335 DENTSPLY INTL INC NEW COM 249030107 1,420 36,797 SH X 33,387 440 2,970 DIAGEO P L C SPON ADR NEW 25243Q205 7,730 95,057 SH X 87,377 7,680 DIAGEO P L C SPON ADR NEW 25243Q205 187 2,295 SH X 1,645 650 DIAMONDS TR UNIT SER 1 252787106 685 5,595 SH X 3,835 1,760 DIAMONDS TR UNIT SER 1 252787106 35 284 SH X 284 DIEBOLD INC COM 253651103 708 18,845 SH X 15,775 3,070 DIEBOLD INC COM 253651103 47 1,250 SH X 1,250 DISNEY WALT CO COM DISNEY 254687106 9,839 313,540 SH X 280,086 525 32,929 DISNEY WALT CO COM DISNEY 254687106 1,184 37,736 SH X 27,609 10,127 DOMINI SOCIAL INVT TR EQUITY FD 257132100 522 17,964 SH X 17,964 DOMINI SOCIAL INVT TR EQUITY FD 257132100 177 6,101 SH X 5,564 536 DOMINION RES INC VA NEW COM 25746U109 2,364 57,892 SH X 53,822 4,070 DOMINION RES INC VA NEW COM 25746U109 404 9,888 SH X 9,888 DOVER CORP COM 260003108 232 5,550 SH X 4,150 1,400 DOVER CORP COM 260003108 8 200 SH X 200 DOVER DOWNS GAMING & ENTMT I COM 260095104 109 12,800 SH X 12,800 DOW CHEM CO COM 260543103 1,438 39,016 SH X 37,166 50 1,800 DOW CHEM CO COM 260543103 439 11,916 SH X 9,816 1,425 675 DU PONT E I DE NEMOURS & CO COM 263534109 2,256 48,237 SH X 37,712 440 10,085 DU PONT E I DE NEMOURS & CO COM 263534109 1,121 23,976 SH X 17,761 6,215 DUKE ENERGY CORP NEW COM 26441C105 4,049 226,843 SH X 211,983 14,860 DUKE ENERGY CORP NEW COM 26441C105 714 40,016 SH X 33,821 3,075 3,120 DUN & BRADSTREET CORP DEL NE COM 26483E100 102 1,250 SH X 1,250 DUN & BRADSTREET CORP DEL NE COM 26483E100 193 2,375 SH X 2,375 E M C CORP MASS COM 268648102 17,367 1,211,103 SH X 1,117,064 890 93,149 E M C CORP MASS COM 268648102 780 54,366 SH X 47,148 550 6,668 EOG RES INC COM 26875P101 579 4,825 SH X 4,825 EOG RES INC COM 26875P101 12 100 SH X 100 EASTMAN KODAK CO COM 277461109 222 12,560 SH X 12,225 335 EASTMAN KODAK CO COM 277461109 86 4,870 SH X 4,870 EATON VANCE CORP COM NON VTG 278265103 821 26,897 SH X 26,897 EATON VANCE CORP COM NON VTG 278265103 393 12,885 SH X 7,385 5,500 EBAY INC COM 278642103 13,075 438,167 SH X 396,914 220 41,033 EBAY INC COM 278642103 640 21,441 SH X 14,528 6,913 ECOLAB INC COM 278865100 8,944 205,945 SH X 201,705 4,240 ECOLAB INC COM 278865100 1,357 31,255 SH X 30,130 425 700 EDAC TECHNOLOGIES CORP COM 279285100 115 18,000 SH X 18,000 EDISON INTL COM 281020107 256 5,219 SH X 5,219 ELFUN TRS UNIT CTF 286281100 51 1,141 SH X 1,141 ELFUN TRS UNIT CTF 286281100 1,066 23,772 SH X 23,772 EMERSON ELEC CO COM 291011104 6,980 135,633 SH X 127,278 8,355 EMERSON ELEC CO COM 291011104 6,006 116,705 SH X 99,575 17,130 ENCANA CORP COM 292505104 337 4,450 SH X 4,350 100 ENCANA CORP COM 292505104 176 2,324 SH X 2,324 ENTERPRISE PRODS PARTNERS L COM 293792107 125 4,224 SH X 4,224 ENTERPRISE PRODS PARTNERS L COM 293792107 104 3,500 SH X 3,500 EQUITY RESIDENTIAL SH BEN INT 29476L107 87 2,102 SH X 2,102 EQUITY RESIDENTIAL SH BEN INT 29476L107 203 4,890 SH X 4,890 EXELON CORP COM 30161N101 375 4,609 SH X 4,159 450 EXELON CORP COM 30161N101 11 130 SH X 130 EXPRESS SCRIPTS INC COM 302182100 15,350 238,652 SH X 230,692 7,960 EXPRESS SCRIPTS INC COM 302182100 2,561 39,813 SH X 39,813 EXXON MOBIL CORP COM 30231G102 83,777 990,502 SH X 887,658 1,051 101,793 EXXON MOBIL CORP COM 30231G102 27,663 327,064 SH X 275,225 1,133 50,706 FPL GROUP INC COM 302571104 2,684 42,777 SH X 37,334 1,148 4,295 FPL GROUP INC COM 302571104 497 7,929 SH X 5,739 2,190 FASTENAL CO COM 311900104 9,790 213,161 SH X 190,595 260 22,306 FASTENAL CO COM 311900104 182 3,954 SH X 2,535 622 797 FEDERAL NATL MTG ASSN COM 313586109 113 4,281 SH X 3,106 1,175 FEDERAL NATL MTG ASSN COM 313586109 99 3,750 SH X 850 2,900 FEDERATED EQUITY FDS CAP APPREC A 314172701 732 36,510 SH X 36,070 440 FEDERATED EQUITY FDS CAP APPREC A 314172701 62 3,088 SH X 3,088 FEDEX CORP COM 31428X106 11,506 124,157 SH X 120,451 3,706 FEDEX CORP COM 31428X106 1,981 21,374 SH X 20,518 651 205 FIDELITY CAP TR CAP APPREC 316066109 4,140 176,612 SH X 176,612 FIDELITY CAP TR CAP APPREC 316066109 24 1,043 SH X 1,043 FIDELITY CAP TR DISCIPLND EQTY 316066208 211 8,161 SH X 8,161 FIDELITY MT VERNON STR TR GROWTH CO FD 316200104 243 3,314 SH X 3,314 FIFTH THIRD BANCORP COM 316773100 184 8,780 SH X 5,580 3,200 FIFTH THIRD BANCORP COM 316773100 105 5,030 SH X 4,850 180 FIRST AMERN CORP CALIF COM 318522307 297 8,761 SH X 7,411 1,350 FIRST AMERN CORP CALIF COM 318522307 7 220 SH X 220 FISERV INC COM 337738108 2,563 53,304 SH X 51,374 160 1,770 FISERV INC COM 337738108 316 6,566 SH X 5,845 291 430 FIRSTENERGY CORP COM 337932107 278 4,054 SH X 4,054 FIRSTENERGY CORP COM 337932107 62 900 SH X 900 FORD MTR CO DEL COM PAR $0.01 345370860 50 8,725 SH X 8,725 FORD MTR CO DEL COM PAR $0.01 345370860 20 3,507 SH X 2,738 769 FORTUNE BRANDS INC COM 349631101 1,809 26,030 SH X 21,225 4,805 FORTUNE BRANDS INC COM 349631101 317 4,555 SH X 3,255 100 1,200 FRANKLIN RES INC COM 354613101 10,197 105,134 SH X 95,269 9,865 FRANKLIN RES INC COM 354613101 1,135 11,706 SH X 10,993 263 450 GS ENVIROSERVICES INC COM 3622N9103 63 968,540 SH X 968,540 GALLAGHER ARTHUR J & CO COM 363576109 6,976 295,324 SH X 263,167 300 31,857 GALLAGHER ARTHUR J & CO COM 363576109 189 8,005 SH X 7,465 540 GANNETT INC COM 364730101 279 9,598 SH X 9,598 GANNETT INC COM 364730101 408 14,035 SH X 10,985 50 3,000 GAP INC DEL COM 364760108 178 9,060 SH X 7,710 1,350 GAP INC DEL COM 364760108 39 2,005 SH X 1,805 200 GENENTECH INC COM NEW 368710406 4,582 56,443 SH X 48,987 7,456 GENENTECH INC COM NEW 368710406 53 655 SH X 655 GENERAL DYNAMICS CORP COM 369550108 8,012 96,104 SH X 91,736 190 4,178 GENERAL DYNAMICS CORP COM 369550108 671 8,046 SH X 7,646 150 250 GENERAL ELECTRIC CO COM 369604103 39,760 1,074,301 SH X 1,006,988 425 66,888 GENERAL ELECTRIC CO COM 369604103 22,442 606,386 SH X 536,604 601 69,181 GENERAL MLS INC COM 370334104 647 10,797 SH X 10,627 170 GENERAL MLS INC COM 370334104 209 3,495 SH X 3,295 200 GENUINE PARTS CO COM 372460105 907 22,539 SH X 19,849 2,690 GENUINE PARTS CO COM 372460105 117 2,905 SH X 2,405 500 GENZYME CORP COM 372917104 390 5,227 SH X 5,227 GENZYME CORP COM 372917104 201 2,690 SH X 2,690 GILEAD SCIENCES INC COM 375558103 943 18,304 SH X 15,874 2,430 GILEAD SCIENCES INC COM 375558103 46 900 SH X 500 400 GLAXOSMITHKLINE PLC SPONSORED ADR 37733W105 325 7,655 SH X 7,255 400 GLAXOSMITHKLINE PLC SPONSORED ADR 37733W105 515 12,133 SH X 11,340 793 GOLDMAN SACHS GROUP INC COM 38141G104 8,993 54,375 SH X 51,580 70 2,725 GOLDMAN SACHS GROUP INC COM 38141G104 740 4,477 SH X 3,557 30 890 GOOGLE INC CL A 38259P508 228 518 SH X 518 GROWTH FD AMER INC CL F 399874403 6,504 208,931 SH X 195,566 13,364 GROWTH FD AMER INC CL F 399874403 110 3,545 SH X 1,705 1,839 HALLIBURTON CO COM 406216101 321 8,170 SH X 8,170 HALLIBURTON CO COM 406216101 171 4,350 SH X 2,350 2,000 HANSEN NAT CORP COM 411310105 5,817 164,778 SH X 152,318 12,460 HANSEN NAT CORP COM 411310105 85 2,411 SH X 1,921 125 365 HARLEY DAVIDSON INC COM 412822108 282 7,530 SH X 6,590 940 HARLEY DAVIDSON INC COM 412822108 44 1,170 SH X 970 200 HARRIS CORP DEL COM 413875105 34 696 SH X 696 HARRIS CORP DEL COM 413875105 194 4,000 SH X 4,000 HARTFORD FINL SVCS GROUP INC COM 416515104 436 5,750 SH X 5,750 HARTFORD FINL SVCS GROUP INC COM 416515104 152 2,000 SH X 1,600 400 HEINZ H J CO COM 423074103 515 10,974 SH X 8,475 2,499 HEINZ H J CO COM 423074103 442 9,401 SH X 7,401 2,000 HERSHEY CO COM 427866108 299 7,930 SH X 6,280 1,650 HERSHEY CO COM 427866108 253 6,725 SH X 6,575 150 HEWLETT PACKARD CO COM 428236103 8,414 184,282 SH X 179,464 125 4,693 HEWLETT PACKARD CO COM 428236103 1,293 28,318 SH X 25,708 2,610 HOME DEPOT INC COM 437076102 2,213 79,132 SH X 66,405 12,727 HOME DEPOT INC COM 437076102 1,214 43,395 SH X 37,074 125 6,196 HONEYWELL INTL INC COM 438516106 415 7,361 SH X 6,550 811 HONEYWELL INTL INC COM 438516106 398 7,056 SH X 2,894 4,162 HORMEL FOODS CORP COM 440452100 701 16,830 SH X 16,830 HORMEL FOODS CORP COM 440452100 240 5,753 SH X 5,753 IMS HEALTH INC COM 449934108 6,477 308,282 SH X 281,002 380 26,900 IMS HEALTH INC COM 449934108 160 7,602 SH X 5,866 106 1,630 ITT CORP NEW COM 450911102 472 9,119 SH X 9,119 ITT CORP NEW COM 450911102 148 2,850 SH X 2,570 280 IDEXX LABS INC COM 45168D104 202 4,100 SH X 4,100 IDEXX LABS INC COM 45168D104 3 56 SH X 56 ILLINOIS TOOL WKS INC COM 452308109 17,262 357,909 SH X 324,775 360 32,774 ILLINOIS TOOL WKS INC COM 452308109 715 14,831 SH X 12,228 350 2,253 IMAGING DIAGNOSTIC SYS INC COM 45244W100 1 10,600 SH X 10,600 INTEL CORP COM 458140100 7,073 333,951 SH X 292,847 805 40,299 INTEL CORP COM 458140100 2,695 127,233 SH X 106,833 1,000 19,400 INTERNATIONAL BUSINESS MACHS COM 459200101 19,497 169,336 SH X 158,069 80 11,187 INTERNATIONAL BUSINESS MACHS COM 459200101 5,887 51,133 SH X 41,074 100 9,959 INTERNATIONAL FLAVORS&FRAGRA COM 459506101 83 1,885 SH X 1,885 INTERNATIONAL FLAVORS&FRAGRA COM 459506101 694 15,748 SH X 15,748 INTERNATIONAL GAME TECHNOLOG COM 459902102 2,260 56,212 SH X 55,722 490 INTERNATIONAL GAME TECHNOLOG COM 459902102 283 7,045 SH X 6,905 140 IRVINE SENSORS CORP COM NEW 463664508 17 66,667 SH X 66,667 ISHARES INC MSCI EMU INDEX 464286608 622 5,720 SH X 5,620 100 ISHARES TR S&P 100 IDX FD 464287101 12,671 206,542 SH X 199,291 100 7,151 ISHARES TR S&P 100 IDX FD 464287101 247 4,018 SH X 1,789 2,229 ISHARES TR DJ SEL DIV INX 464287168 2,079 35,919 SH X 33,619 2,300 ISHARES TR DJ SEL DIV INX 464287168 286 4,940 SH X 4,940 ISHARES TR S&P 500 VALUE 464287408 520 7,510 SH X 7,510 ISHARES TR S&P 500 VALUE 464287408 25 368 SH X 368 ISHARES TR RUSSELL MCP VL 464287473 5,201 40,440 SH X 39,107 275 1,058 ISHARES TR RUSSELL MCP VL 464287473 169 1,316 SH X 859 457 ISHARES TR RUSSELL MCP GR 464287481 9,330 92,098 SH X 87,448 4,650 ISHARES TR RUSSELL MCP GR 464287481 358 3,534 SH X 1,681 1,853 ISHARES TR S&P MIDCAP 400 464287507 1,045 13,448 SH X 12,878 570 ISHARES TR S&P MIDCAP 400 464287507 27 350 SH X 50 300 ISHARES TR COHEN&ST RLTY 464287564 5,008 62,299 SH X 61,204 100 995 ISHARES TR COHEN&ST RLTY 464287564 144 1,796 SH X 1,507 289 ISHARES TR RUSSELL1000VAL 464287598 2,356 32,079 SH X 31,079 300 700 ISHARES TR RUSSELL1000VAL 464287598 138 1,882 SH X 1,332 550 ISHARES TR RUSSELL1000GRW 464287614 1,389 25,507 SH X 20,177 5,330 ISHARES TR RUSSELL1000GRW 464287614 148 2,716 SH X 116 2,600 ISHARES TR RUSL 2000 VALU 464287630 3,327 50,747 SH X 48,318 275 2,154 ISHARES TR RUSL 2000 VALU 464287630 91 1,386 SH X 1,090 296 ISHARES TR RUSL 2000 GROW 464287648 4,935 68,116 SH X 63,957 4,159 ISHARES TR RUSL 2000 GROW 464287648 224 3,095 SH X 1,408 1,687 ISHARES TR RUSSELL 2000 464287655 3,264 47,789 SH X 46,720 1,069 ISHARES TR RUSSELL 2000 464287655 274 4,010 SH X 1,140 2,870 ISHARES TR DJ US REAL EST 464287739 963 14,800 SH X 14,800 ISHARES TR DJ US REAL EST 464287739 149 2,290 SH X 2,010 280 ISHARES TR S&P SMLCAP 600 464287804 643 10,723 SH X 10,243 480 JP MORGAN CHASE & CO COM 46625H100 21,165 492,781 SH X 432,024 280 60,477 JP MORGAN CHASE & CO COM 46625H100 2,651 61,725 SH X 40,577 1,572 19,576 JACOBS ENGR GROUP INC DEL COM 469814107 228 3,100 SH X 3,000 100 JACOBS ENGR GROUP INC DEL COM 469814107 7 100 SH X 100 JOHNSON & JOHNSON COM 478160104 34,166 526,677 SH X 487,185 953 38,539 JOHNSON & JOHNSON COM 478160104 7,379 113,754 SH X 87,174 502 26,078 JOHNSON CTLS INC COM 478366107 7,469 220,983 SH X 215,856 5,127 JOHNSON CTLS INC COM 478366107 1,825 54,008 SH X 51,083 1,575 1,350 JPMORGAN TR II LARGE CAP GR S 4812C0530 368 20,302 SH X 20,302 KELLOGG CO COM 487836108 492 9,360 SH X 9,010 350 KELLOGG CO COM 487836108 276 5,250 SH X 5,250 KIMBERLY CLARK CORP COM 494368103 1,336 20,697 SH X 18,547 2,150 KIMBERLY CLARK CORP COM 494368103 374 5,797 SH X 4,296 1,501 KINDER MORGAN ENERGY PARTNER UT LTD PARTNER 494550106 617 11,273 SH X 9,673 1,600 KINDER MORGAN ENERGY PARTNER UT LTD PARTNER 494550106 286 5,235 SH X 4,735 500 KRAFT FOODS INC CL A 50075N104 884 28,501 SH X 25,020 3,481 KRAFT FOODS INC CL A 50075N104 494 15,932 SH X 8,071 7,861 L-3 COMMUNICATIONS HLDGS INC COM 502424104 5,245 47,972 SH X 44,502 25 3,445 L-3 COMMUNICATIONS HLDGS INC COM 502424104 714 6,533 SH X 5,858 125 550 LABORATORY CORP AMER HLDGS COM NEW 50540R409 285 3,867 SH X 3,867 LABORATORY CORP AMER HLDGS COM NEW 50540R409 23 315 SH X 315 LAKELAND BANCORP INC COM 511637100 1,214 93,917 SH X 93,917 LEGG MASON VALUE TR INC NAV VALUE TR 524659208 545 9,622 SH X 9,424 197 LEGG MASON VALUE TR INC NAV VALUE TR 524659208 621 10,966 SH X 9,611 1,354 LEGG MASON INC COM 524901105 2,581 46,098 SH X 45,708 390 LEGG MASON INC COM 524901105 503 8,985 SH X 8,745 240 LILLY ELI & CO COM 532457108 1,264 24,505 SH X 21,705 2,800 LILLY ELI & CO COM 532457108 647 12,540 SH X 11,600 600 340 LINCOLN ELEC HLDGS INC COM 533900106 429 6,655 SH X 6,655 LINCOLN NATL CORP IND COM 534187109 240 4,607 SH X 4,607 LINCOLN NATL CORP IND COM 534187109 172 3,302 SH X 3,302 LINEAR TECHNOLOGY CORP COM 535678106 200 6,520 SH X 2,520 4,000 LINEAR TECHNOLOGY CORP COM 535678106 6 200 SH X 200 LOWES COS INC COM 548661107 1,715 74,780 SH X 69,900 4,880 LOWES COS INC COM 548661107 381 16,630 SH X 13,930 2,700 MFIC CORP COM 55273R104 20 20,000 SH X 20,000 MANULIFE FINL CORP COM 56501R106 4,782 125,913 SH X 116,606 260 9,047 MANULIFE FINL CORP COM 56501R106 941 24,770 SH X 9,135 325 15,310 MARATHON OIL CORP COM 565849106 10,652 233,595 SH X 219,613 13,982 MARATHON OIL CORP COM 565849106 1,302 28,547 SH X 28,347 200 MARSH & MCLENNAN COS INC COM 571748102 167 6,850 SH X 6,850 MARSH & MCLENNAN COS INC COM 571748102 38 1,550 SH X 1,550 MASCO CORP COM 574599106 321 16,175 SH X 16,175 MASCO CORP COM 574599106 85 4,280 SH X 4,280 MAXIM INTEGRATED PRODS INC COM 57772K101 5,087 249,473 SH X 218,713 220 30,540 MAXIM INTEGRATED PRODS INC COM 57772K101 132 6,485 SH X 6,145 340 MCCORMICK & CO INC COM NON VTG 579780206 7,869 212,837 SH X 202,897 9,940 MCCORMICK & CO INC COM NON VTG 579780206 1,448 39,158 SH X 37,333 1,825 MCDONALDS CORP COM 580135101 10,592 189,924 SH X 170,374 19,550 MCDONALDS CORP COM 580135101 2,374 42,566 SH X 37,056 250 5,260 MCGRAW HILL COS INC COM 580645109 956 25,877 SH X 25,397 480 MCGRAW HILL COS INC COM 580645109 54 1,457 SH X 1,457 MEADWESTVACO CORP COM 583334107 16 604 SH X 604 MEADWESTVACO CORP COM 583334107 429 15,778 SH X 15,778 MEDCO HEALTH SOLUTIONS INC COM 58405U102 819 18,708 SH X 18,308 400 MEDCO HEALTH SOLUTIONS INC COM 58405U102 2,123 48,486 SH X 46,074 2,412 MEDTRONIC INC COM 585055106 14,843 306,856 SH X 283,614 155 23,087 MEDTRONIC INC COM 585055106 1,550 32,053 SH X 26,343 150 5,560 MEMORY PHARMACEUTICALS CORP COM 58606R403 5 10,000 SH X 10,000 MERCK & CO INC COM 589331107 3,751 98,848 SH X 96,678 2,170 MERCK & CO INC COM 589331107 7,052 185,813 SH X 178,498 375 6,940 MERRILL LYNCH & CO INC COM 590188108 838 20,562 SH X 17,697 2,865 MERRILL LYNCH & CO INC COM 590188108 355 8,715 SH X 6,490 75 2,150 MICROSOFT CORP COM 594918104 24,485 862,768 SH X 776,733 1,015 85,020 MICROSOFT CORP COM 594918104 4,420 155,741 SH X 133,385 1,865 20,491 MIDCAP SPDR TR UNIT SER 1 595635103 2,673 18,936 SH X 16,036 2,900 MIDCAP SPDR TR UNIT SER 1 595635103 348 2,465 SH X 2,300 65 100 MOHAWK INDS INC COM 608190104 8,995 125,609 SH X 114,723 75 10,811 MOHAWK INDS INC COM 608190104 376 5,245 SH X 5,015 230 MONSANTO CO NEW COM 61166W101 11,539 103,491 SH X 94,631 8,860 MONSANTO CO NEW COM 61166W101 709 6,359 SH X 4,697 500 1,162 MOODYS CORP COM 615369105 141 4,050 SH X 4,050 MOODYS CORP COM 615369105 405 11,625 SH X 11,625 MORGAN STANLEY COM NEW 617446448 9,583 209,687 SH X 190,905 170 18,612 MORGAN STANLEY COM NEW 617446448 692 15,142 SH X 9,951 51 5,140 MOTOROLA INC COM 620076109 236 25,365 SH X 24,235 1,130 MOTOROLA INC COM 620076109 570 61,274 SH X 56,074 5,200 MURPHY OIL CORP COM 626717102 7,772 94,624 SH X 89,694 4,930 MURPHY OIL CORP COM 626717102 838 10,202 SH X 10,202 MYLAN INC COM 628530107 109 9,431 SH X 9,184 247 MYLAN INC COM 628530107 26 2,201 SH X 2,201 NATIONAL CITY CORP COM 635405103 154 15,516 SH X 14,516 1,000 NATIONAL CITY CORP COM 635405103 11 1,150 SH X 640 510 NATIONAL FUEL GAS CO N J COM 636180101 326 6,896 SH X 6,896 NESTLE S A SPONSORED ADR 641069406 305 2,429 SH X 1,829 600 NESTLE S A SPONSORED ADR 641069406 301 2,400 SH X 2,400 NEW YORK TIMES CO CL A 650111107 884 46,804 SH X 46,804 NEXEN INC COM 65334H102 337 11,380 SH X 11,380 NIKE INC CL B 654106103 9,001 132,370 SH X 126,940 5,430 NIKE INC CL B 654106103 806 11,852 SH X 10,782 350 720 NOKIA CORP SPONSORED ADR 654902204 1,522 47,804 SH X 44,344 3,460 NOKIA CORP SPONSORED ADR 654902204 1,260 39,595 SH X 28,695 10,900 NORFOLK SOUTHERN CORP COM 655844108 314 5,780 SH X 2,360 3,420 NORFOLK SOUTHERN CORP COM 655844108 242 4,453 SH X 1,747 2,706 NORTHERN TR CORP COM 665859104 729 10,973 SH X 10,733 240 NORTHERN TR CORP COM 665859104 196 2,950 SH X 2,950 NOVARTIS A G SPONSORED ADR 66987V109 13,630 266,060 SH X 233,840 310 31,910 NOVARTIS A G SPONSORED ADR 66987V109 576 11,237 SH X 6,220 85 4,932 NOVO-NORDISK A S ADR 670100205 10,469 151,199 SH X 145,626 160 5,413 NOVO-NORDISK A S ADR 670100205 1,206 17,422 SH X 15,980 462 980 NVIDIA CORP COM 67066G104 1,939 97,988 SH X 90,096 1,000 6,892 NVIDIA CORP COM 67066G104 123 6,223 SH X 6,223 NUVEEN MULTI STRAT INC GR FD COM SHS 67073D102 105 10,300 SH X 10,300 OCCIDENTAL PETE CORP DEL COM 674599105 688 9,409 SH X 8,219 60 1,130 OCCIDENTAL PETE CORP DEL COM 674599105 346 4,725 SH X 3,580 1,145 OMNICOM GROUP INC COM 681919106 1,044 23,620 SH X 23,390 230 OMNICOM GROUP INC COM 681919106 162 3,660 SH X 3,060 600 ORACLE CORP COM 68389X105 2,338 119,552 SH X 111,827 7,725 ORACLE CORP COM 68389X105 407 20,794 SH X 17,394 300 3,100 PPG INDS INC COM 693506107 483 7,989 SH X 7,989 PPG INDS INC COM 693506107 54 900 SH X 900 PACCAR INC COM 693718108 935 20,784 SH X 20,096 688 PACCAR INC COM 693718108 49 1,092 SH X 845 247 PATTERSON COMPANIES INC COM 703395103 299 8,230 SH X 8,230 PATTERSON COMPANIES INC COM 703395103 296 8,155 SH X 5,255 2,900 PAYCHEX INC COM 704326107 594 17,340 SH X 12,410 4,930 PAYCHEX INC COM 704326107 29 860 SH X 860 PENNICHUCK CORP COM NEW 708254206 1,192 51,604 SH X 11,048 40,556 PENNICHUCK CORP COM NEW 708254206 709 30,703 SH X 18,703 12,000 PENTAIR INC COM 709631105 252 7,890 SH X 4,390 3,500 PENTAIR INC COM 709631105 18 570 SH X 570 PEOPLES UNITED FINANCIAL INC COM 712704105 930 53,744 SH X 53,744 PEOPLES UNITED FINANCIAL INC COM 712704105 445 25,708 SH X 18,622 7,086 PEPSICO INC COM 713448108 31,628 438,056 SH X 401,662 315 36,079 PEPSICO INC COM 713448108 5,205 72,093 SH X 57,867 336 13,890 PERKINELMER INC COM 714046109 407 16,800 SH X 16,800 PETSMART INC COM 716768106 9,166 448,437 SH X 410,410 300 37,727 PETSMART INC COM 716768106 83 4,053 SH X 3,040 106 907 PFIZER INC COM 717081103 5,135 245,362 SH X 212,448 32,914 PFIZER INC COM 717081103 4,232 202,220 SH X 182,934 200 19,086 PHILIP MORRIS INTL INC COM 718172109 2,944 58,200 SH X 58,200 PHILIP MORRIS INTL INC COM 718172109 1,145 22,642 SH X 22,642 PIONEER EQUITY INCOME FD CL A 72366V108 444 16,220 SH X 16,220 PLUM CREEK TIMBER CO INC COM 729251108 89 2,189 SH X 2,189 PLUM CREEK TIMBER CO INC COM 729251108 140 3,437 SH X 3,437 POWER-ONE INC COM 739308104 32 10,000 SH X 10,000 POWERSHARES QQQ TRUST UNIT SER 1 73935A104 1,021 23,348 SH X 17,648 5,700 POWERSHARES QQQ TRUST UNIT SER 1 73935A104 98 2,240 SH X 1,440 800 POWERSHARES DB CMDTY IDX TRA UNIT BEN INT 73935S105 6,377 178,276 SH X 160,731 300 17,245 POWERSHARES DB CMDTY IDX TRA UNIT BEN INT 73935S105 200 5,595 SH X 646 4,949 PRAXAIR INC COM 74005P104 7,898 93,763 SH X 88,586 35 5,142 PRAXAIR INC COM 74005P104 942 11,180 SH X 9,576 1,604 PRECISION CASTPARTS CORP COM 740189105 18,144 177,747 SH X 162,758 35 14,954 PRECISION CASTPARTS CORP COM 740189105 1,052 10,306 SH X 9,956 350 PRICE T ROWE GROUP INC COM 74144T108 3,880 77,591 SH X 72,321 5,270 PRICE T ROWE GROUP INC COM 74144T108 478 9,569 SH X 7,909 1,660 PRICE T ROWE GROWTH STK FD I COM 741479109 46,298 1,569,940 SH X 1,476,728 6,719 86,492 PRICE T ROWE GROWTH STK FD I COM 741479109 4,737 160,631 SH X 122,390 4,537 33,703 PROCTER & GAMBLE CO COM 742718109 41,141 587,146 SH X 541,758 810 44,578 PROCTER & GAMBLE CO COM 742718109 8,334 118,933 SH X 102,028 717 16,188 PROGRESS ENERGY INC COM 743263105 345 8,264 SH X 8,264 PROGRESS ENERGY INC COM 743263105 80 1,929 SH X 1,929 PUBLIC SVC ENTERPRISE GROUP COM 744573106 332 8,258 SH X 6,258 2,000 PUBLIC SVC ENTERPRISE GROUP COM 744573106 126 3,140 SH X 1,700 1,440 QLOGIC CORP COM 747277101 447 29,110 SH X 29,110 QUALCOMM INC COM 747525103 4,700 114,622 SH X 112,982 1,640 QUALCOMM INC COM 747525103 786 19,168 SH X 18,605 563 QUEST DIAGNOSTICS INC COM 74834L100 8,514 188,068 SH X 176,982 140 10,946 QUEST DIAGNOSTICS INC COM 74834L100 422 9,318 SH X 7,863 125 1,330 QUESTAR CORP COM 748356102 12,228 216,190 SH X 210,750 5,440 QUESTAR CORP COM 748356102 848 14,990 SH X 13,690 1,300 RAYTHEON CO COM NEW 755111507 179 2,768 SH X 2,768 RAYTHEON CO COM NEW 755111507 250 3,872 SH X 2,642 1,230 REGIONS FINANCIAL CORP NEW COM 7591EP100 1,000 50,656 SH X 47,908 240 2,508 REGIONS FINANCIAL CORP NEW COM 7591EP100 318 16,118 SH X 12,821 1,992 1,305 REPSOL YPF S A SPONSORED ADR 76026T205 995 28,906 SH X 25,206 3,700 REPSOL YPF S A SPONSORED ADR 76026T205 260 7,561 SH X 7,051 510 RITE AID CORP COM 767754104 36 12,200 SH X 10,200 2,000 ROCKWELL AUTOMATION INC COM 773903109 430 7,491 SH X 6,716 775 ROCKWELL AUTOMATION INC COM 773903109 10 175 SH X 175 ROCKVILLE FINL INC COM 774186100 343 25,000 SH X 25,000 ROWE T PRICE BLUE CHIP GROWT COM 77954Q106 478 13,548 SH X 13,548 ROWE T PRICE BLUE CHIP GROWT COM 77954Q106 26 743 SH X 743 ROWE T PRICE GRWTH & INC COM 779551100 271 13,499 SH X 13,499 ROYAL DUTCH SHELL PLC SPONS ADR A 780259206 1,442 20,902 SH X 15,414 5,488 ROYAL DUTCH SHELL PLC SPONS ADR A 780259206 722 10,473 SH X 10,373 100 SEI INVESTMENTS CO COM 784117103 1,907 77,244 SH X 70,204 7,040 SEI INVESTMENTS CO COM 784117103 176 7,134 SH X 7,134 SK TELECOM LTD SPONSORED ADR 78440P108 7,387 341,824 SH X 308,139 200 33,485 SK TELECOM LTD SPONSORED ADR 78440P108 56 2,610 SH X 2,240 370 SPDR TR UNIT SER 1 78462F103 24,793 187,870 SH X 180,460 7,410 SPDR TR UNIT SER 1 78462F103 716 5,422 SH X 2,115 3,307 SPX CORP COM 784635104 203 1,932 SH X 1,932 ST JUDE MED INC COM 790849103 16 360 SH X 360 ST JUDE MED INC COM 790849103 466 10,800 SH X 10,800 SARA LEE CORP COM 803111103 241 17,248 SH X 17,248 SARA LEE CORP COM 803111103 47 3,370 SH X 3,370 SARGENT LAND CO LTD PARTNSH 803991223 252 33 SH X 33 SCHERING PLOUGH CORP COM 806605101 67 4,647 SH X 4,647 SCHERING PLOUGH CORP COM 806605101 126 8,750 SH X 7,550 1,200 SCHLUMBERGER LTD COM 806857108 4,056 46,621 SH X 32,556 14,065 SCHLUMBERGER LTD COM 806857108 3,752 43,132 SH X 32,020 11,112 SCOTTS MIRACLE GRO CO CL A 810186106 903 27,854 SH X 27,494 360 SCOTTS MIRACLE GRO CO CL A 810186106 126 3,885 SH X 3,885 SEALED AIR CORP NEW COM 81211K100 306 12,138 SH X 12,138 SEMPRA ENERGY COM 816851109 12,284 230,563 SH X 213,838 130 16,595 SEMPRA ENERGY COM 816851109 1,011 18,973 SH X 16,267 375 2,331 SIGMA ALDRICH CORP COM 826552101 9,167 153,677 SH X 139,975 190 13,512 SIGMA ALDRICH CORP COM 826552101 218 3,651 SH X 2,900 751 SIMON PPTY GROUP INC NEW COM 828806109 136 1,459 SH X 545 914 SIMON PPTY GROUP INC NEW COM 828806109 139 1,491 SH X 1,200 291 SMUCKER J M CO COM NEW 832696405 491 9,709 SH X 9,709 SMUCKER J M CO COM NEW 832696405 46 907 SH X 907 SOUTHERN CO COM 842587107 9,526 267,520 SH X 236,386 365 30,769 SOUTHERN CO COM 842587107 796 22,348 SH X 18,724 806 2,818 SOVEREIGN BANCORP INC COM 845905108 167 17,892 SH X 16,892 1,000 SPRINT NEXTEL CORP COM SER 1 852061100 262 39,109 SH X 39,109 SPRINT NEXTEL CORP COM SER 1 852061100 58 8,618 SH X 8,410 208 STANLEY WKS COM 854616109 965 20,259 SH X 16,450 3,809 STANLEY WKS COM 854616109 43 900 SH X 900 STAPLES INC COM 855030102 9,664 437,102 SH X 420,357 340 16,405 STAPLES INC COM 855030102 2,042 92,366 SH X 82,672 612 9,082 STARBUCKS CORP COM 855244109 3,162 180,692 SH X 169,052 260 11,380 STARBUCKS CORP COM 855244109 508 29,045 SH X 27,025 2,020 STATE STR CORP COM 857477103 3,351 42,420 SH X 41,750 670 STATE STR CORP COM 857477103 790 9,998 SH X 9,598 400 STREETTRACKS GOLD TR GOLD SHS 863307104 1,230 13,603 SH X 6,003 7,600 STREETTRACKS GOLD TR GOLD SHS 863307104 61 680 SH X 80 600 STRYKER CORP COM 863667101 19,701 302,867 SH X 291,962 200 10,705 STRYKER CORP COM 863667101 2,434 37,415 SH X 35,427 328 1,660 SUN LIFE FINL INC COM 866796105 760 16,300 SH X 16,300 SUNCOR ENERGY INC COM 867229106 5,372 55,759 SH X 54,244 35 1,480 SUNCOR ENERGY INC COM 867229106 482 5,005 SH X 3,715 1,290 SUNTRUST BKS INC COM 867914103 447 8,104 SH X 7,854 250 SUNTRUST BKS INC COM 867914103 113 2,050 SH X 2,050 SYMANTEC CORP COM 871503108 485 29,171 SH X 27,681 1,490 SYMANTEC CORP COM 871503108 41 2,460 SH X 2,460 SYNGENTA AG SPONSORED ADR 87160A100 310 5,300 SH X 5,300 SYNGENTA AG SPONSORED ADR 87160A100 704 12,035 SH X 8,635 3,400 SYSCO CORP COM 871829107 7,313 251,988 SH X 241,951 10,037 SYSCO CORP COM 871829107 949 32,693 SH X 30,143 2,550 TJX COS INC NEW COM 872540109 2,158 65,258 SH X 60,758 4,500 TJX COS INC NEW COM 872540109 260 7,855 SH X 7,455 400 TARGET CORP COM 87612E106 2,206 43,532 SH X 40,687 110 2,735 TARGET CORP COM 87612E106 523 10,314 SH X 9,314 200 800 TECHNE CORP COM 878377100 320 4,744 SH X 4,744 TECHNE CORP COM 878377100 355 5,265 SH X 3,365 1,900 TELEFONICA S A SPONSORED ADR 879382208 19,154 221,413 SH X 206,969 100 14,344 TELEFONICA S A SPONSORED ADR 879382208 1,147 13,261 SH X 12,814 108 339 TEVA PHARMACEUTICAL INDS LTD ADR 881624209 3,773 81,677 SH X 79,139 210 2,328 TEVA PHARMACEUTICAL INDS LTD ADR 881624209 1,069 23,139 SH X 20,448 435 2,256 TEXAS INSTRS INC COM 882508104 11,722 414,648 SH X 376,599 360 37,689 TEXAS INSTRS INC COM 882508104 616 21,784 SH X 16,331 344 5,109 3M CO COM 88579Y101 23,650 298,795 SH X 275,364 250 23,181 3M CO COM 88579Y101 4,393 55,499 SH X 46,516 603 8,380 TORCHMARK CORP COM 891027104 2,402 39,964 SH X 39,689 275 TORCHMARK CORP COM 891027104 98 1,634 SH X 1,634 TORONTO DOMINION BK ONT COM NEW 891160509 14,561 237,341 SH X 3,757 233,584 TORONTO DOMINION BK ONT COM NEW 891160509 1,913 31,178 SH X 31,178 TRAVELERS COMPANIES INC COM 89417E109 397 8,295 SH X 8,110 185 TRAVELERS COMPANIES INC COM 89417E109 76 1,597 SH X 1,497 100 TRUSTCO BK CORP N Y COM 898349105 131 14,731 SH X 14,731 UGI CORP NEW COM 902681105 1,323 53,092 SH X 53,092 UGI CORP NEW COM 902681105 32 1,300 SH X 1,300 UST INC COM 902911106 298 5,460 SH X 3,660 1,800 US BANCORP DEL COM NEW 902973304 185 5,720 SH X 5,720 US BANCORP DEL COM NEW 902973304 404 12,472 SH X 12,152 320 UNION PAC CORP COM 907818108 545 4,350 SH X 3,250 1,100 UNION PAC CORP COM 907818108 632 5,040 SH X 4,680 360 UNITED PARCEL SERVICE INC CL B 911312106 8,954 122,623 SH X 107,443 110 15,070 UNITED PARCEL SERVICE INC CL B 911312106 3,535 48,405 SH X 11,925 36,480 UNITED TECHNOLOGIES CORP COM 913017109 27,052 393,089 SH X 367,877 650 24,562 UNITED TECHNOLOGIES CORP COM 913017109 4,501 65,402 SH X 59,920 715 4,767 UNITEDHEALTH GROUP INC COM 91324P102 16,239 472,603 SH X 432,372 215 40,016 UNITEDHEALTH GROUP INC COM 91324P102 893 25,992 SH X 21,678 314 4,000 VALERO ENERGY CORP NEW COM 91913Y100 442 9,007 SH X 8,907 100 VALERO ENERGY CORP NEW COM 91913Y100 91 1,844 SH X 1,535 309 VALLEY NATL BANCORP COM 919794107 242 12,573 SH X 12,573 VAN KAMPEN DYNAMIC CR OPPORT COM 921166104 220 15,000 SH X 15,000 VANGUARD MORGAN GROWTH FD IN COM 921928107 314 18,100 SH X 18,100 VANGUARD MORGAN GROWTH FD IN COM 921928107 64 3,679 SH X 3,679 VARIAN MED SYS INC COM 92220P105 824 17,600 SH X 16,475 1,125 VARIAN MED SYS INC COM 92220P105 96 2,050 SH X 2,050 VERIZON COMMUNICATIONS INC COM 92343V104 8,370 229,639 SH X 210,864 290 18,485 VERIZON COMMUNICATIONS INC COM 92343V104 2,550 69,971 SH X 53,147 550 16,274 VODAFONE GROUP PLC NEW SPONS ADR NEW 92857W209 393 13,314 SH X 12,999 315 VODAFONE GROUP PLC NEW SPONS ADR NEW 92857W209 245 8,297 SH X 5,345 2,952 VORNADO RLTY TR SH BEN INT 929042109 248 2,880 SH X 1,800 1,080 VORNADO RLTY TR SH BEN INT 929042109 17 200 SH X 200 VULCAN MATLS CO COM 929160109 564 8,488 SH X 8,313 175 VULCAN MATLS CO COM 929160109 50 755 SH X 525 230 WACHOVIA CORP NEW COM 929903102 2,776 102,819 SH X 92,126 310 10,383 WACHOVIA CORP NEW COM 929903102 1,120 41,498 SH X 37,000 638 3,860 WAL MART STORES INC COM 931142103 1,837 34,874 SH X 33,134 140 1,600 WAL MART STORES INC COM 931142103 807 15,323 SH X 12,163 370 2,790 WALGREEN CO COM 931422109 10,666 280,018 SH X 254,219 415 25,384 WALGREEN CO COM 931422109 825 21,670 SH X 14,120 200 7,350 WASHINGTON MUT INC COM 939322103 144 14,022 SH X 10,455 3,567 WASHINGTON MUT INC COM 939322103 19 1,865 SH X 1,865 WASHINGTON MUT INVS FD INC CL F 939330403 533 17,371 SH X 17,109 262 WASHINGTON MUT INVS FD INC CL F 939330403 52 1,684 SH X 1,684 WASTE MGMT INC DEL COM 94106L109 95 2,840 SH X 2,840 WASTE MGMT INC DEL COM 94106L109 135 4,011 SH X 3,511 500 WELLS FARGO & CO NEW COM 949746101 7,165 246,236 SH X 227,861 250 18,125 WELLS FARGO & CO NEW COM 949746101 1,215 41,751 SH X 30,561 250 10,940 WESTERN UN CO COM 959802109 9,472 445,318 SH X 400,453 44,865 WESTERN UN CO COM 959802109 305 14,354 SH X 10,135 4,219 WEYERHAEUSER CO COM 962166104 349 5,373 SH X 3,553 1,820 WEYERHAEUSER CO COM 962166104 319 4,901 SH X 4,901 WHOLE FOODS MKT INC COM 966837106 496 15,041 SH X 13,626 30 1,385 WHOLE FOODS MKT INC COM 966837106 164 4,985 SH X 4,835 150 WILMINGTON TRUST CORP COM 971807102 522 16,794 SH X 16,794 WIPRO LTD SPON ADR 1 SH 97651M109 222 19,212 SH X 19,212 WIPRO LTD SPON ADR 1 SH 97651M109 18 1,600 SH X 1,600 WRIGLEY WM JR CO COM 982526105 388 6,182 SH X 6,182 WRIGLEY WM JR CO COM 982526105 173 2,755 SH X 1,474 1,281 WYETH COM 983024100 1,957 46,862 SH X 46,462 400 WYETH COM 983024100 2,055 49,204 SH X 46,004 3,200 XTO ENERGY INC COM 98385X106 25,551 413,040 SH X 384,480 412 28,148 XTO ENERGY INC COM 98385X106 1,118 18,065 SH X 13,131 139 4,795 XEROX CORP COM 984121103 110 7,328 SH X 7,328 XEROX CORP COM 984121103 152 10,130 SH X 10,130 YAHOO INC COM 984332106 23 787 SH X 787 YAHOO INC COM 984332106 231 8,000 SH X 8,000 YAMANA GOLD INC COM 98462Y100 146 10,000 SH X 10,000 YUM BRANDS INC COM 988498101 14,622 392,964 SH X 357,905 400 34,659 YUM BRANDS INC COM 988498101 396 10,630 SH X 7,944 178 2,508 ZEBRA TECHNOLOGIES CORP CL A 989207105 1,104 33,128 SH X 30,838 2,290 ZEBRA TECHNOLOGIES CORP CL A 989207105 4 130 SH X 130 ZIMMER HLDGS INC COM 98956P102 11,462 147,215 SH X 131,300 130 15,785 ZIMMER HLDGS INC COM 98956P102 1,745 22,416 SH X 16,482 5,934 ZIONS BANCORPORATION COM 989701107 708 15,552 SH X 15,512 40 ZIONS BANCORPORATION COM 989701107 123 2,695 SH X 2,695 FINAL TOTALS 2,017,695 FORM 13F INFORMATION TABLE ENTRY TOTAL 716